Restructuring and related expenses	12 Months Ended
Dec. 31, 2023
Restructuring and related expenses
Restructuring and related expenses
—
Note 22
Restructuring and related expenses
Restructuring-related activities
In 2023, 2022 and 2021, the Company

executed various restructuring
‑
related activities and incurred the
following charges, net of changes in

estimates:
($ in millions) 2023 2022 2021
Employee severance

costs

120 81 101
Estimated contract settlement,

loss order and other

costs
7 209 31
Inventory and long-lived asset

impairments

49 7 24
Total 176 297 156
Expenses associated with these

activities are recorded in the following

line items in the Consolidated

Income
Statements:
($ in millions) 2023 2022 2021
Total

cost of sales

65 24 71
Selling, general and administrative

expenses

52 40 21
Non-order related research

and development expenses

3 2 2
Other income (expense),

net

56 231 62
Total 176 297 156
In 2022, the Company completed a plan

(initiated in 2021) to fully exit its

full train retrofit business by
transferring the remaining contracts

to a third party. The Company recorded $
195

million of restructuring
expenses in connection with this business

exit primarily for contract settlement

costs. Prior to exiting this
business, the business was reported

as part of the Company’s non-core

business activities within Corporate
and Other.
At December 31, 2023 and 2022,

$
250

million and $
198

million, respectively, was recorded for
restructuring-related liabilities

and is primarily included

in Other provisions.